Consolidated statements of financial position (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Nov. 01, 2023	Oct. 31, 2023
Statement of financial position [abstract]
Par value per share (in US Dollars per share)	$ 0.0015	$ 0.0015
Number of shares authorised (in shares)	33,333,334	33,333,334
Number of shares issued (in shares)	12,984,844	12,205,180
Number of shares outstanding (in shares)	12,984,844	12,205,180	12,200,000	181,800,000